1. Basis of Presentation and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Description of Business

Basis of Presentation

Aspirity Holdings LLC (“Aspirity” or the “Company”), formerly known as Twin Cities Power Holdings, LLC or “TCPH” prior to July 14, 2015, has prepared the foregoing unaudited consolidated financial statements in accordance with GAAP and the requirements of the SEC with respect to interim reporting. As permitted under these rules, certain footnotes and other financial information required by GAAP for complete financial statements have been condensed or omitted. The interim consolidated financial statements include all normal and recurring adjustments that are necessary for a fair presentation of our financial position and operating results and include the accounts of Aspirity and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

For additional information, please refer to our audited consolidated financial statements and the accompanying notes for the years ended December 31, 2014 and 2013 included in our 2014 Form 10-K.

Businesses

Aspirity is a Minnesota limited liability company formed on December 30, 2009. On November 14, 2011, the Company entered into an Agreement and Plan of Reorganization (the “Reorganization”) with its then current members and Twin Cities Power, LLC (“TCP”), Cygnus Partners, LLC (“Cygnus”), and Twin Cities Energy, LLC (“TCE”) which were affiliated through common ownership. Effective December 31, 2011, following receipt of approval from the Federal Energy Regulatory Commission (“FERC”), the members of TCP, CP, and TCE each contributed all of their ownership interests in these entities to TCPH in exchange for ownership interests in TCPH, which made TCPH a holding company and the sole member of each of TCP, CP, and TCE. The Reorganization was accounted for as a transaction among entities under common control.

Since then, the Company has formed additional first- and second-tier subsidiaries. First-tier subsidiaries include Apollo Energy Services, LLC (“Apollo”), formed on October 27, 2014 for the purpose of providing centralized services to the Company’s various other subsidiaries. Substantially all of the management rights and certain of the direct employees of TCPH were transferred to Apollo as of January 1, 2015. Retail Energy Holdings, LLC (“REH”) was formed on October 25, 2013 in anticipation of the acquisition of Discount Energy Group, LLC or “DEG” and Cyclone Partners LLC (“Cyclone”) was formed on October 23, 2013 to take advantage of certain investment opportunities present in the residential real estate market.

With respect to second-tier subsidiaries, as of March 31, 2015, TCP had three active subsidiaries - Summit Energy, LLC (“SUM”), Chesapeake Trading Group, LLC (“CTG”), and Minotaur Energy Futures, LLC (“MEF”), formed on March 25, 2014. Effective April 30, 2015, TCP distributed the ownership interests of CTG to TCPH and it became a first tier subsidiary of the Company. MEF was deactivated in the second quarter of 2015. Cygnus has one subsidiary - Cygnus Energy Futures, LLC (“CEF”). REH has three subsidiaries - Town Square Energy, LLC (“TSE”), Town Square Energy East, LLC (“TSEE”, formerly DEG), and Town Square Energy Canada, Ltd. (“TSEC”). TCE and its wholly-owned subsidiary, Twin Cities Power – Canada, Ltd. (“TCPC”), became inactive in the third quarter of 2012.

Through its subsidiaries, the Company trades electricity in North American wholesale markets, provides electricity supply services to retail customers in certain states that permit retail choice, and engages in certain investment and real estate development activities. Consequently, we have three major business segments used to measure our activity – wholesale trading, retail energy services, and diversified investments.

The Restructuring

Since mid-2014, the Board of Directors has been considering ways to better position the business to access capital markets, in particular that for public equity. Ultimately, the Board concluded that the Company’s regulatory exposure and earnings volatility, particularly that related to the wholesale trading business, needed to be substantially reduced or eliminated in order for such efforts to be successful on the desired scale. On May 27, 2015, the Board approved a plan to restructure the business via the sale of TCP, spinning out the remaining legacy businesses as defined below, and recasting the Company solely as a retail energy and financial services business. Overall, the restructuring incorporated several major steps.

New first- and second-tier subsidiaries were created to facilitate the process. The new first-tier subsidiaries consisted of Aspirity Energy LLC (“AE” or “Aspirity Energy”), Aspirity Financial LLC (“AF” or “Aspirity Financial”), and Krieger Enterprises, LLC (“KE” or “Enterprises”). The new second-tier entities, subsidiaries of Aspirity Energy, were formed to conduct business in the various areas of the U.S. that benefit from active wholesale and restructured retail electricity markets - Aspirity Energy Northeast LLC (“AENE” or “Northeast”), Aspirity Energy Mid-States LLC (“AEMS” or “Mid-States”), and Aspirity Energy South LLC (“AES” or “South”).

Aspirity Financial was formed to provide energy-related financial services to companies and households. Enterprises was formed to accept the contribution of the Legacy Businesses as defined below.

On June 1, 2015, the Company closed on the sale of TCP and SUM to Angell Energy, LLC, a Texas limited liability company (“Angell”). Pursuant to an Equity Interest Purchase Agreement, the Company sold 100% of the outstanding equity interests of TCP (which included the equity of SUM) to Angell for a purchase price of $20,740,729, paid with $500,000 cash and a secured promissory note of $20,240,729 bearing interest at an annual rate of 6.00% and payable in 12 quarterly installments of $1,855,670 each (the “Angell Note”). The Company and Angell also entered into a security and guarantee agreement and Apollo and Angell entered into software license and administrative services agreements. In selling TCP, the Company partially accomplished its goal of substantially reducing its regulatory exposure and earnings volatility. See also “Note 2 - Summary of Significant Accounting Policies – Variable Interest Entities” and “Note 7 – Note Receivable and Deferred Gain”.

The following table summarizes the effect of the sale on the Company’s balance sheet at closing:

Cash in trading accounts	$5,740,729
Property, equipment, and furniture, net	128,935
Obligations under settlement agreement	(2,912,825)
Net assets sold, net of liabilities assumed	$2,956,839

Purchase price (note receivable)	$20,740,729
Deferred gain	(17,783,890)
Net assets sold, net of liabilities assumed	$2,956,839

Effective July 1, 2015, the Company completed an internal reorganization that effected the separation of the Company’s wholesale energy trading, real estate investments, investments in private companies, legacy retail energy business, and certain other assets and obligations (collectively, the “Legacy Businesses”) from its new Aspirity subsidiaries. Specifically, the internal reorganization consisted of the following actions.

•	The Company contributed the following assets, and transferred all related liabilities, to Enterprises:
o	100% of the outstanding equity interests of each of Apollo, CTG, Cygnus, and Cyclone;
o	100% of the financial rights of associated with the equity of REH, with the governance rights to be contributed upon receipt of approval from FERC;
o	100% of the outstanding equity interests of the following wholly-owned non-operating or inactive subsidiaries:
▪	Athena Energy Futures LLC;
▪	Minotaur Energy Futures LLC;

▪	Twin Cities Energy LLC and its subsidiary Twin Cities Power-Canada, Ltd.);
▪	TC Energy Trading, LLC;
▪	Twin Cities Power Services, LLC; and
▪	Vision Consulting, LLC; and
o	Certain other assets and obligations held or owned directly by the Company but not related to the planned operations of the Company following the Restructuring, including:
▪	The Angell Note;
▪	The Company’s investments in certain real estate projects
▪	The Series C Convertible Promissory Notes of Ultra Green Packaging, Inc.; and
▪	The restricted cash pledged to a Canadian court in connection with the Company’s ex-employee litigation; and
•	Aspirity Financial entered into a Term Loan Agreement (the “Term Loan”) with Enterprises, pursuant to which Aspirity Financial loaned Enterprises an aggregate principal amount of $22,205,613 with a weighted average interest rate of 14.08%. The maturity date of the Term Loan is December 30, 2019. Prior to the Distribution, the Term Loan was accounted for as an intercompany transaction and eliminated in consolidation, but effective with the Distribution, it is treated as an arm’s length loan between two commercial entities.

The last major step in the restructuring is the “Distribution” of 100% of the equity interests of Enterprises to the Company’s common equity owners, thus completing the legal separation of the Legacy Businesses from the Aspirity companies.

Declaration and execution of the Distribution is subject to two major conditions precedent:

•	Receipt of approval of the holders of a majority by principal amount of the Company’s outstanding Notes. This was condition was satisfied on June 26, 2015.
•	Declaration of effectiveness of the Company’s new Registration Statement on Form S-1 regarding the sale of up to $75 million of Notes, filed May 8, 2015. This is expected to occur in the fourth quarter of 2015.

Under the terms of the Indenture governing the Notes, the disposition of all or substantially all of the Company’s assets requires the affirmative approval of the holders of a majority by principal amount of Notes. Enterprises and the Legacy Businesses constitute a majority of the Company’s assets, and consequently, on June 3, 2015, a proposal was submitted to the 565 holders of the $21,914,968 of Notes outstanding as of May 27, 2015, asking them to approve the transfer of the Legacy Businesses to Mr. Timothy S. Krieger and Summer Enterprises, LLC, the owners of the Company’s common equity interests. Noteholders were asked to vote YES or NO to the proposal by June 26, 2015, with an abstention counting as a NO. The Noteholders approved the transaction by a large margin. The Company received YES votes from holders of $15,028,720 in principal amount of Notes representing 68.6% of the total outstanding and 137% of the number required to pass the measure. Holders of $202,421 and $6,683,797 in principal amount of Notes voted NO and abstained, respectively.

After the Distribution, the Company will no longer be directly exposed to the regulatory risks and earnings volatility of the wholesale trading business. It will have operations in two business segments, Aspirity Financial in financial services and Aspirity Energy in the retail energy business, the provisions of the Notes will not change, and it will remain a SEC reporting company.

The final step in the restructuring will be for the Company to change its corporate form from a Minnesota limited liability company to a Delaware corporation. We anticipate that the earliest this final step could occur is January 2016.

Wholesale Trading

The Company trades financial and physical contracts in wholesale electricity markets managed by Independent System Operators or Regional Transmission Organizations (collectively, the “ISOs”) and regulated by FERC, including those managed by the Midcontinent Independent System Operator (“MISO”), the PJM Interconnection (“PJM”), ISO New England (“ISO-NE”), and the New York Independent System Operator (“NYISO”). We also are members of the Electric Reliability Council of Texas (“ERCOT”) which is an ISO regulated by the Texas Public Utilities Commission and the Texas Legislature. The Company also trades electricity and other energy-related commodities and derivatives on exchanges operated by the Intercontinental Exchange® (“ICE”), the Natural Gas Exchange Inc. (“NGX”), and the CME Group (“CME”), all of which are regulated the Commodity Futures Trading Commission (“CFTC”).

As of June 1, 2015 with the sale of TCP the Company no longer is trading in ISO-NE, NYISO, or ERCOT.

Retail Energy Services

On June 29, 2012, TCP acquired certain assets and the business of Community Power & Utility LLC, a retail energy supplier serving residential and small commercial markets in Connecticut. The business was re-named TSE, and beginning on July 1, 2012, the Company began selling electricity to retail accounts. Initially, TSE was run as a division of TCP but effective June 1, 2013, TSE was reorganized as a wholly-owned subsidiary of the Company. During late 2012 and early 2013, TSE applied for retail electricity supplier licenses for the states of Massachusetts, New Hampshire, and Rhode Island which were issued on various dates in 2013.

On October 25, 2013, in anticipation of receipt of FERC approval of the Company’s acquisition of TSEE formerly known as DEG, a retail energy business licensed by the states of Maryland, New Jersey, Pennsylvania, and Ohio, the Company formed REH and transferred the ownership of TSE to this entity. FERC approval of the acquisition was received on December 13, 2013 and the transaction closed on January 2, 2014. Consequently, the retail markets in which the Company competes include Connecticut, Maryland, Massachusetts, New Hampshire, New Jersey, Pennsylvania, Ohio, and Rhode Island.

Diversified Investments

On October 23, 2013, the Company formed Cyclone as a wholly-owned subsidiary to take advantage of certain investment opportunities present in the residential real estate market. Specifically, Cyclone acquires and develops land for resale, either as improved sites for construction of single- and multi-family homes or as completed dwellings. In addition to real estate investments, the Company’s diversified investments segment includes certain securities issued by privately-held companies and the provision of management services to third parties.

Effective June 1, 2015 the Company entered into a 12 month agreement with Ultra Green Packaging, Inc. (“Ultra Green”) to provide CEO services. Also on June 1, 2015, the Company entered into two agreements with Angell - a six month contract to provide certain management, operations, and administrative services and a 24 month software license which is subject to renewal for successive one year periods.

Twin Cities Power Holdings, LLC (“TCPH” or the “Company”) is a Minnesota limited liability company formed on December 30, 2009, but had no assets or operations prior to December 31, 2011. On November 14, 2011, TCPH entered into an Agreement and Plan of Reorganization (the “Reorganization”) with its then current members and Twin Cities Power, LLC (“TCP”), Cygnus Partners, LLC (“CP”), and Twin Cities Energy, LLC (“TCE”) which were affiliated through common ownership. Effective December 31, 2011, following receipt of approval from the Federal Energy Regulatory Commission (“FERC”), the members of TCP, CP, and TCE each contributed all of their ownership interests in these entities to TCPH in exchange for ownership interests in TCPH. Consequently, after the Reorganization, which made TCPH a holding company and the sole member of each of TCP, CP, and TCE, the financial statements are presented on a consolidated basis. The Reorganization was accounted for as a transaction among entities under common control.

Through its wholly-owned subsidiaries, the Company maintains market-based rate authority granted by FERC and trades financial power in wholesale electricity markets managed by Independent System Operators or Regional Transmission Organizations and regulated by FERC (collectively, “ISOs”) including those managed by the Midcontinent Independent System Operator (“MISO”), the PJM Interconnection (“PJM”), ISO New England (“ISO-NE”), and the New York Independent System Operator (“NYISO”). We also are members of the Electric Reliability Council of Texas (“ERCOT”) which is an ISO regulated by the Texas Public Utilities Commission and the Texas Legislature. The Company also trades electricity and other energy-related commodities and derivatives on exchanges operated by the Intercontinental Exchange® (“ICE”), the Natural Gas Exchange Inc. (“NGX”), and the CME Group (“CME”) which are regulated the Commodity Futures Trading Commission (“CFTC”). The Company entered the retail energy services business in 2012 via the acquisition of certain assets and the business of a small retail energy supplier, in 2013 the Company entered the residential real estate development business, and in 2014, the Company made additional investments in its diversified investments segment. Consequently, the Company has three business segments used to measure its activity – wholesale trading, retail energy services, and diversified investments.

On October 27, 2014, the Company formed Apollo Energy Services, LLC (“Apollo”) as a wholly-owned subsidiary for the purpose of providing centralized services to the Company’s various other subsidiaries. Substantially all of the management rights and certain of the direct employees of TCPH were transferred to Apollo as of January 1, 2015.

The Operating Companies

TCP was formed on January 1, 2007 and currently has the following subsidiaries:

•	TC Energy Trading, LLC was formed on May 22, 2009 and is currently inactive.
•	Chesapeake Trading Group, LLC (“CTG”) was formed on June 16, 2009 and is currently active.
•	Summit Energy, LLC, (“SUM”) was formed on December 4, 2009, is currently active, and has two classes of members - a voting class, Class A, and a non-voting class, Class B. TCP owns 100% of the Class A units, which represent 100% of the equity interest in SUM. The rights of Class B members are limited to specific allocations of income and loss as set forth in the member control agreement and are recorded as profits interests in the year earned. Accordingly, the accompanying balance sheets and statements of comprehensive income do not reflect a non-controlling interest related to Class B members.
•	Minotaur Energy Futures, LLC (“MEF”) was formed on March 25, 2014 and is currently active.

CP was formed on March 14, 2008. CP is consolidated with Cygnus Energy Futures, LLC (“CEF”) which was formed on July 24, 2007. CEF has two classes of members - a voting class, Class A, and a non-voting class, Class B. CP owns 100% of CEF’s Class A member units, which represent 100% of the equity interest in CEF. The rights of Class B members are limited to specific allocations of income and loss as set forth in the member control agreement and are recorded as profits interests in the year earned. Accordingly, the accompanying balance sheets and statements of comprehensive income do not reflect a non-controlling interest related to Class B members.

TCE was formed on March 27, 2008. TCE is consolidated with TCPC, which was formed on January 29, 2008 as a Canadian unlimited liability corporation and converted to a regular Alberta corporation in February 2012. On February 1, 2011, TCPH commenced a major restructuring of the operations of TCPC. During the third quarter of 2012, after review of the progress of the restructuring, the potential implications of the FERC investigation, and the outlook for the subsidiary, management concluded that it was unlikely that TCPC would ever be able to provide an adequate return. Consequently, on September 5, 2012, TCE resolved that TCPC should cease all operations on September 14, 2012. TCPC’s remaining employee was terminated and he became an independent contractor to the Company; its remaining fixed assets were transferred, the office lease was abandoned; the process of canceling or withdrawing its permits and licenses issued by Canadian energy regulatory authorities was initiated; and all accounts were closed except for two bank accounts.

During the year ended December 31, 2014, TCPC was inactive. During the year ended December 31, 2013 the entity had no revenue and operating income of $4,500 due solely to refunds received as a result of cancelling certain insurance policies and trading subscriptions.

On June 29, 2012, TCP acquired certain assets and the business of Community Power & Utility LLC, a retail energy supplier serving residential and small commercial markets in Connecticut. The business was re-named Town Square Energy (“TSE”), and beginning on July 1, 2012, the Company began selling electricity to retail accounts. Initially, TSE was run as a division of TCP but effective June 1, 2013, TSE was reorganized as a wholly-owned subsidiary of the Company and on October 25, 2013, in anticipation of the receipt of FERC approval of the Company’s acquisition of Discount Energy Group, LLC (“DEG”), a retail energy business licensed by the states of Maryland, New Jersey, Pennsylvania, and Ohio, the Company formed a new first-tier subsidiary, Retail Energy Holdings, LLC (“REH”), and transferred the ownership of TSE to this entity. FERC approval of the acquisition of DEG was received on December 13, 2013 and the transaction closed on January 2, 2014.

On October 23, 2013, the Company formed Cyclone Partners, LLC (“Cyclone”) as a wholly-owned subsidiary to take advantage of certain investment opportunities believed to be present in the residential real estate market.